SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated Assets Backed Financing Entities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Assets
Restricted cash	¥ 267,271		¥ 88,796	¥ 80,800	$ 37,644
Prepaid expenses and other assets	426,511		321,411		60,073
Loans at fair value	677,835		54,049		95,471
Held-to-maturity investments	10,420		2,700		1,468
Total assets	10,276,916		8,536,095		1,447,473
Liabilities
Accounts payable	30,902		14,144		4,353
Accrued expenses and other liabilities	1,500,522		1,315,006		211,344
Total liabilities	2,191,367		2,505,282		308,648
Net income	2,080,197	$ 292,990	1,194,871	1,032,984
Net cash provided by/(used in) operating activities	2,171,013	305,780	1,849,430	158,192
Net cash provided by investing activities	100,045	14,091	52,559	(346,507)
Net cash (used in)/provided by financing activities	(569,278)	$ (80,181)	(489,123)	427,446
Related Party
Liabilities
Other liabilities	14,414		227,724		2,030
Payable to investors at fair value
Liabilities
Other liabilities	445,762		0		$ 62,784
ABFE
Assets
Restricted cash	267,271		88,796
Prepaid expenses and other assets	5,942		532
Loans at fair value	288,764		54,049
Held-to-maturity investments	10,420		2,300
Total assets	572,397		145,677
Liabilities
Accounts payable	1,023		150
Accrued expenses and other liabilities	2,142		72
Total liabilities	450,444		4,825
Net income	(68,024)		17,949	(38,720)
Net cash provided by/(used in) operating activities	211,185		(1,434)	17,016
Net cash provided by investing activities	(900,142)		34,976	65,576
Net cash (used in)/provided by financing activities	818,305		(85,587)	¥ (71,204)
ABFE | Excluding Affiliated Entity
Liabilities
Other liabilities	1,517		¥ 4,603
ABFE | Payable to investors at fair value
Liabilities
Other liabilities	445,762
Asset pledged as collateral | ABFE
Assets
Total assets	¥ 0